Trust Preferred Securities Outstanding Trust Preferred Securities by Maturity Date (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Junior Subordinated Notes	$ 103,750	$ 103,750	$ 113,750
Fixed at 10.25%, Maturity Jul 2031
Junior Subordinated Notes		15,000	15,000
Three-month LIBOR, plus 3.58%, Maturity Jul 2031
Junior Subordinated Notes		15,000	15,000
Three-month LIBOR, plus 1.99%, Maturity Jul 2031
Junior Subordinated Notes		10,000	10,000
Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035
Junior Subordinated Notes		10,000	10,000
Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035
Junior Subordinated Notes		10,000	10,000
Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036
Junior Subordinated Notes		15,750	15,750
Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037
Junior Subordinated Notes		15,000	15,000
Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037
Junior Subordinated Notes		13,000	13,000
Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Junior Subordinated Notes			$ 10,000